Asset Acquisition (Details) - Schedule of Weighted Average Assumptions Used in the Black-Scholes Option Pricing Model - Replacement Options [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Weighted Average
Exercise Price	$ 3.1
Share price	$ 3.2
Discount Rate	3.39%
Expected life (years)	5 years
Volatility	99.48%
Fair value of replacement options (CAD per option):	$ 2.43